Utility Plant and Leases (Tables)	12 Months Ended
Dec. 31, 2014
Leases [Abstract]
Schedule of Net Utility Plant

Net utility plant as of December 31, 2014 and 2013 was as follows (thousands of dollars):

December 31,	2014	2013
Gas plant:
Storage	$22,531	$21,282
Transmission	312,300	313,306
Distribution	4,655,640	4,410,598
General	356,072	324,490
Software and software-related intangibles	196,035	168,815
Other	14,021	13,978

	5,556,599	5,252,469
Less: accumulated depreciation	(1,973,098)	(1,868,504)
Acquisition adjustments, net	550	730
Construction work in progress	74,332	101,413

Net utility plant	$3,658,383	$3,486,108

Schedule of Depreciation and Amortization Expense	Depreciation and amortization expense on gas plant, including intangibles, was as follows (thousands of dollars):

	2014	2013	2012
Depreciation and amortization expense	$194,360	$185,283	$182,612

Schedule of Rental Payments for Operating Leases
The table below presents Southwest’s rental payments and Centuri’s lease payments that are included in operating expenses (in thousands):

	2014	2013	2012
Southwest Gas	$5,330	$8,308	$7,762
Centuri	30,012	27,118	24,054

Consolidated rental payments/lease expense	$35,342	$35,426	$31,816

Schedule of Future Minimum Lease Payments for Operating Leases

The following is a schedule of future minimum lease payments for significant non-cancelable operating leases (with initial or remaining terms in excess of one year) as of December 31, 2014 (thousands of dollars):

Year Ending December 31,
2015	$5,957
2016	4,236
2017	2,532
2018	1,582
2019	912
Thereafter	831

Total minimum lease payments	$16,050

Schedule of Capital Leases of Equipment

The amount of capital leases of equipment as of December 31, 2014 and 2013 is as follows (thousands of dollars):

December 31,	2014	2013
Capital leases of equipment	$5,763	$—
Less: accumulated amortization	(287)	—

Net capital leases	$5,476	$—

Schedule of Future Minimum Lease Payments for Capital Leases

The following is a schedule of future minimum lease payments for non-cancelable capital leases (with initial or remaining terms in excess of one year) as of December 31, 2014 (thousands of dollars):

Year Ending December 31,
2015	$1,690
2016	1,632
2017	813
2018	591
2019	—
Thereafter	—

4,726
Less: amount representing interest	(497)

Total minimum lease payments	$4,229